Consolidated Statement of Changes in Equity (USD $) In Millions, unless otherwise specified	Total	Common Stock [Member]	Treasury Stock [Member]	Retained Earnings [Member]	Unearned ESOP Shares [Member]	Accumulated Other Comprehensive Income (Loss) [Member]	Non-controlling Interest [Member]	Redeemable Non-controlling Interest [Member]
Balance at Dec. 31, 2009	$ 20,999	$ 11,746	$ (15,408)	$ 27,396	$ (181)	$ (3,487)	$ 933	$ 389
Comprehensive income (loss):
Net income	4,711			4,373			338
Redeemable non-controlling interest in subsidiaries' earnings	(24)						(24)	24
Other comprehensive income (loss), net of tax	(282)					(282)		(5)
Common Stock issued under employee plans, net of tax benefit	725	746	7	(43)	15
Common Stock contributed to defined benefit pension plans	250	117	133
Common Stock repurchased	(2,200)		(2,200)
Dividends on Common Stock	(1,482)			(1,482)
Dividends on ESOP Common Stock	(62)			(62)
Dividends attributable to non-controlling interest	(338)						(338)	(19)
Redeemable non-controlling interest accretion	9			9				(9)
Purchase of subsidiary shares from non-controlling interest	(24)	(12)					(12)
Sale of subsidiary shares in non-controlling interest	38						38	65
Other changes in non-controlling interest	12						12	2
Balance at Dec. 31, 2010	22,332	12,597	(17,468)	30,191	(166)	(3,769)	947	317
Comprehensive income (loss):
Net income	5,374			4,979			395
Redeemable non-controlling interest in subsidiaries' earnings	(25)						(25)	25
Other comprehensive income (loss), net of tax	(1,727)					(1,721)	(6)	3
Common Stock issued under employee plans, net of tax benefit	687	672	10	(9)	14
Common Stock contributed to defined benefit pension plans	450	227	223
Common Stock repurchased	(2,175)		(2,175)
Dividends on Common Stock	(1,602)			(1,602)
Dividends on ESOP Common Stock	(63)			(63)
Dividends attributable to non-controlling interest	(363)						(363)	(15)
Redeemable non-controlling interest accretion	(9)			(9)				9
Purchase of subsidiary shares from non-controlling interest	(73)	(54)					(19)	(2)
Sale of subsidiary shares in non-controlling interest	26	3					23
Other changes in non-controlling interest	(12)						(12)	21
Balance at Dec. 31, 2011	22,820	13,445	(19,410)	33,487	(152)	(5,490)	940	358
Comprehensive income (loss):
Net income	5,490			5,130			360
Redeemable non-controlling interest in subsidiaries' earnings	(24)						(24)	24
Other comprehensive income (loss), net of tax	44					42	2	6
Common Stock issued under employee plans, net of tax benefit	654	643	18	(20)	13
Treasury Stock reissued under employee plans	279	138	141
Equity Units issuance	(216)	(216)
Dividends on Common Stock	(1,752)			(1,752)
Dividends on ESOP Common Stock	(67)			(67)
Dividends attributable to non-controlling interest	(337)						(337)	(18)
Redeemable non-controlling interest accretion	(2)			(2)				2
Purchase of subsidiary shares from non-controlling interest	(38)	(34)					(4)	(34)
Sale of subsidiary shares in non-controlling interest	52						52
Amount of Redeemable Noncontrolling Interest Reclassified	100						100	(100)
Other changes in non-controlling interest	66						66
Balance at Dec. 31, 2012	$ 27,069	$ 13,976	$ (19,251)	$ 36,776	$ (139)	$ (5,448)	$ 1,155	$ 238